Segments of Operations - Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	$ 11,283		$ 9,905		$ 8,578
Cost of revenues	21,892		16,497		15,458
Segment gross profit (loss)	(10,609)		(6,592)		(6,880)
Research and development, net	20,182		26,049		26,507
Sales and Marketing	3,410		4,168		4,376
General and administrative	22,455		24,272		41,254
Other segment items	90	[1]	1,508	[2]	38,693	[3]
Segment operating loss	(56,746)		(62,589)		(117,710)
Financial income	2,870		1,652		789
Realized income(loss) from sale of marketable securities	2		(178)
Loss before taxes on income	(53,874)		(61,115)		(116,921)
Depreciation expense	1,121		1,198		905
Amortization expense	10,612		10,612		10,607
Change in contingent earnout liability			(4,488)		(20,376)
Goodwill impairment			7,420		50,878
Stock based compensation	7,261		6,838		18,623
Total Assets	210,002		218,648		253,933
Expenditures for segment’s assets	2,767		3,303		8,181
Nanox. ARC [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	281		116
Cost of revenues	4,926		124
Segment gross profit (loss)	(4,645)		(8)
Research and development, net	16,223		20,121		18,891
Sales and Marketing	2,808		2,689		3,187
General and administrative	17,825		20,472		36,797
Other segment items	90	[1]	(1,424)	[2]	8,191	[3]
Segment operating loss	(41,591)		(41,866)		(67,066)
Financial income
Loss before taxes on income
Depreciation expense	998		1,036		611
Change in contingent earnout liability
Goodwill impairment
Stock based compensation	5,546		5,678		17,049
Total Assets	132,914		130,665		148,352
Expenditures for segment’s assets	2,767		3,184		8,140
Radiology Services [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	10,275		9,462		8,235
Cost of revenues	8,664		8,040		6,933
Segment gross profit (loss)	1,611		1,422		1,302
Research and development, net	103		63		118
Sales and Marketing	432		454		479
General and administrative	4,139		2,626		2,625
Other segment items		[1]	2,567	[2]	840	[3]
Segment operating loss	(3,063)		(4,288)		(2,760)
Financial income
Loss before taxes on income
Depreciation expense	8		12		19
Amortization expense	2,628		2,628		2,623
Change in contingent earnout liability			(4,488)		840
Goodwill impairment			7,055
Stock based compensation	1,123		202		224
Total Assets	19,819		21,709		30,753
Expenditures for segment’s assets			81		15
AI Solutions [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	727		327		343
Cost of revenues	8,302		8,333		8,525
Segment gross profit (loss)	(7,575)		(8,006)		(8,182)
Research and development, net	3,856		5,865		7,498
Sales and Marketing	170		1,025		710
General and administrative	491		1,174		1,832
Other segment items		[1]	365	[2]	29,662	[3]
Segment operating loss	(12,092)		(16,435)		(47,884)
Financial income
Loss before taxes on income
Depreciation expense	115		150		275
Amortization expense	7,984		7,984		7,984
Change in contingent earnout liability					(21,216)
Goodwill impairment			365		50,878
Stock based compensation	592		958		1,350
Total Assets	57,269		66,274		74,828
Expenditures for segment’s assets			$ 38		$ 26

[1]	Nanox.Arc – loss from disposal of property and equipment and rent income.
[2]	Other segment items for each reportable segment includes:
[3]	Other segment items for each reportable segment includes: